Income taxes (current deferred income tax expense) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income taxes [Line Items]
Current Income Tax Expense (Benefit)			$ 148	$ 224	$ (11)
Deferred Income Tax Expense (Benefit)			57	21	142
Income Tax Expense (Benefit), Continuing Operations	(37)	46	205	245	131
Discontinued Operation, Tax Effect of Discontinued Operation			(2)	5	59
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	5	8	(29)	39	11
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax		(2)	(2)	1	(1)
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Tax		(1)	3	(7)	(16)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Tax		1	16	5	(6)
Other Comprehensive Income (Loss), Tax			(12)	38	(12)
Tax Benefit from Stock Options Exercised	(2)		(17)	(31)	(6)
Income Tax Expense (Benefit), Intraperiod Tax Allocation			$ 174	$ 257	$ 172